Supplement to the
Fidelity® Short Duration High Income Fund
June 29, 2021
Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022 the following information supplements the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

SDH-21-01 1.9585865.105	December 17, 2021

Supplement to the
Fidelity® Short Duration High Income Fund
Class A, Class M, Class C, Class I and Class Z
June 29, 2021
Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022 the following information supplements the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

ASDH-21-02 1.9858207.116	December 17, 2021

Supplement to the
Fidelity® Global High Income Fund and Fidelity® High Income Fund
Class A, Class M, Class C, Class I and Class Z
June 29, 2021
Prospectus

Effective January 3, 2022, the following information supplements similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022, the following information supplements the biographical information for Fidelity® High Income Fund found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison is co-manager of Fidelity® High Income Fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

AGHI-21-02 1.928679.118	December 17, 2021

Supplement to the
Fidelity® Capital & Income Fund, Fidelity® Focused High Income Fund and Fidelity® High Income Fund
June 29, 2021
Prospectus

Effective January 3, 2022, the following information supplements similar information for Fidelity® Focused High Income Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)” heading.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022, the following information supplements similar information for Fidelity® High Income Fund found in the “Fund Summary” section under the heading “Portfolio Manager(s)” heading.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022, the following information supplements the biographical information for Fidelity® Focused High Income Fund and Fidelity® High Income Fund found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison is co-manager of Fidelity® Focused High Income Fund and Fidelity® High Income Fund, each of which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

CAI-SPH-21-01 1.710962.129	December 17, 2021

Supplement to the
Fidelity® SAI High Income Fund
May 12, 2021
Prospectus

Effective January 3, 2022, the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)” heading.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

Effective January 3, 2022, the following information supplements the biographical information found in the “Fund Management” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison is co-manager of the fund, which he has managed since January 2022. He also manages other funds. Since joining Fidelity Investments in 2009, Mr. Harrison has worked as a managing director of research and business development and portfolio manager.

SAH-21-01 1.9904779.100	December 17, 2021